Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions
32	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as at December 31, 2021:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

(a)	Transactions
For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note (i))	355	277	364
Online music services to the Company’s associates and associates of Tencent Group	40	206	412
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	21	213	170
Expenses
Operation expenses recharged by Tencent Group	752	1,082	1,260
Advertising agency cost to Tencent Group	231	440	652
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note (ii))	132	306	541
Other costs to the Company’s associates and associates of Tencent Group	25	48	176
Notes:

(i)	Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement.

(ii)
In March 2020 the Group signed a five-year strategic partnership with China Literature, a subsidiary of Tencent. Through this partnership arrangement, the Group was granted a global license to produce derivative contents in the form of audiobooks of online literary works for which China Literature has the rights to or the license to adapt, and the rights to sublicense; as well as to allow the Group to distribute existing audiobooks in China Literature’s portfolio.

The aggregate total minimum guarantee profit sharing payable to China Literature for the five-year period was in the amount of
RMB250 million,
any excess portion will be shared based on a pre-determined percentage. The present value of the minimum guarantee of
RMB227 million
was recognized as intangible assets in March 2020. Amortization expense for the year ended December 31, 2020 and 2021 was included in the content royalties to Tencent Group presented above.
These related party transactions were conducted at prices and terms as agreed by the respective parties involved.
(b)	Balances with related parties

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,993	2,510
The Company’s associates and associates of Tencent Group	48	90
Included in prepayments, deposits and other assets from related parties:
Tencent Group	39	51
The Company’s associates and associates of Tencent Group	64	142
Included in accounts payable to related parties:
Tencent Group	763	719
The Company’s associates and associates of Tencent Group	37	198
Included in other payables and accruals to related parties:
Tencent Group	237	440
The Company’s associates and associates of Tencent Group	46	55
Outstanding balances are unsecured and are repayable on demand.
Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement signed upon the Merger.

(c)	Key management personnel compensation

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	65	62	70
Share-based compensation	233	205	153

	298	267	223